Balance Sheet Components	6 Months Ended
Jun. 30, 2020
VELODYNE LIDAR, INC AND SUBSIDIARIES
Balance Sheet Components

Note 4. Balance Sheet Components

Accounts Receivables, Net

Accounts receivables, net consist of the following (in thousands):

	December 31,		June 30,
	2018	2019	2020
			(unaudited)
Accounts receivable	$21,902	$12,330	$36,143
Allowance for doubtful accounts	(357)	(467)	(875)
Accounts receivable, net	$21,545	$11,863	$35,268

Inventories, Net

Inventories, net of reserve, consist of the following (in thousands):

	December 31,		June 30,
	2018	2019	2020
			(unaudited)
Raw materials	$14,981	$12,374	$6,194
Work-in-process	2,414	1,748	2,283
Finished goods	1,506	5,629	9,079
Total inventories	18,901	19,751	17,556
Less inventories not deemed to be current, included in other assets	9,517	4,764	—
Inventories, included in current assets	$9,384	$14,987	$17,556

Noncurrent inventories consist of raw material components forecasted to be used in production later than twelve months from the respective balance sheet dates. The Company believes that these inventories will be utilized for future production plans.

Prepaid and Other Current Assets

Prepaid and other current assets consist of the following (in thousands):

	December 31,		June 30,
	2018	2019	2020
			(unaudited)
Prepaid expenses and deposits	$3,031	$3,045	$1,513
Due from contract manufacturers and vendors	3,324	4,068	5,253
Prepaid taxes	572	2,122	—
Assets held for sale	—	—	4,746
Deferred stock issuance costs	—	2,223	4,144
Contract assets	38	—	2,813
Other	446	1,460	1,452
Total prepaid and other current assets	$7,411	$12,918	$19,921

In March 2020, the Company reclassified the then carrying value of $4.7 million related to its Morgan Hill properties previously reported as property, plant and equipment to assets held for sale and included as other current assets in its consolidated balance sheets. On July 2, 2020, the Company sold the properties to a third-party buyer and received net proceeds of $12.3 million.

Property, Plant and Equipment, Net

Property, plant and equipment, at cost, consist of the following (in thousands):

	December 31,		June 30,
	2018	2019	2020
			(unaudited)
Land	$2,340	$2,340	$—
Building	3,142	3,142	—
Machinery and equipment	26,386	30,082	30,504
Building improvements	4,194	4,194	—
Leasehold improvements	4,376	5,581	5,781
Furniture and fixtures	1,254	1,431	1,468
Vehicles	416	759	539
Software	1,155	1,343	1,357
Assets under construction	1,093	170	1,318
	44,356	49,042	40,967
Less: accumulated depreciation and amortization	(15,430)	(22,764)	(21,776)
Property, plant and equipment, net	$28,926	$26,278	$19,191
Capital lease equipment	$580	$888	$888
Less: accumulated depreciation	(81)	(203)	(292)
Capital lease equipment, net	$499	$685	$596

The aggregate depreciation and amortization related to property, plant and equipment was as follows (in thousands):

				Six Months Ended
	Year Ended December 31,			June 30,
	2017	2018	2019	2019	2020

				(unaudited)
Depreciation and amortization on property, plant and equipment	$3,325	$6,791	$7,805	$3,695	$4,059
Depreciation on capital lease equipment	—	81	122	31	89

Intangible Assets, Net

Intangible assets, net, consist of the following (in thousands):

	Gross Carrying	Accumulated
	Amount	Amortization	Net Book Value
As of December 31, 2019:
Developed technology	$1,170	$188	$982
As of June 30, 2020 (unaudited):
Developed technology	$1,200	$380	$820

Amortization of intangible assets is as follows:

				Six Months Ended
	Year Ended December 31,			June 30,
	2017	2018	2019	2019	2020

				(unaudited)
Amortization of intangible assets	$—	$—	$188	$—	$192

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,		June 30,
	2018	2019	2020
			(unaudited)
Accrued payroll expenses	$9,335	$10,537	$8,843
Accrued manufacturing costs	444	3,344	3,977
Accrued professional and consulting fees	1,504	5,572	3,269
Accrued warranty costs	3,531	4,322	3,196
Restructuring liabilities	—	—	70
Legal proceedings accrual	—	—	2,440
Accrued taxes	950	944	961
Refund liabilities	—	4,878	—
Other	1,679	1,563	1,060
Total accrued expense and other current liabilities	$17,443	$31,160	$23,816